PGIM 60/40 Allocation Fund
Schedule of Investments (unaudited) as of April 30, 2019
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM QMA Large-Cap Core Equity Fund (Class R6)	605,534	$ 9,228,337
PGIM Total Return Bond Fund (Class R6)	430,799	6,181,967

Total Long-Term Investments (cost $14,257,955)		15,410,304

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $48,440)	48,440	48,440

TOTAL INVESTMENTS 100.2% (cost $14,306,395)(w)		15,458,744
Liabilities in excess of other assets (0.2)%		(35,139)

Net Assets 100.0%		$ 15,423,605

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

PGIM 60/40 Allocation Fund

Prudential Day One 2010 Fund
Schedule of Investments (unaudited) as of April 30, 2019
Description	Shares	Value
Long-Term Investments 91.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	79,784	$ 787,470
PGIM Global Real Estate Fund (Class R6)	13,357	337,661
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	4,703	56,011
PGIM QMA Commodity Strategies Fund (Class R6)	29,137	280,588
PGIM QMA International Developed Markets Index Fund (Class R6)	23,675	280,783
PGIM QMA Large-Cap Core Equity Fund (Class R6)	44,142	672,719
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	5,078	55,955
PGIM QMA US Broad Market Index Fund (Class R6)	25,121	336,620
PGIM TIPS Fund (Class R6)	150,150	1,462,457
PGIM Total Return Bond Fund (Class R6)	58,887	845,031

Total Long-Term Investments (cost $5,040,966)		5,115,295

Short-Term Investment 9.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $533,561)	533,561	533,561

TOTAL INVESTMENTS 100.5% (cost $5,574,527)(w)		5,648,856
Liabilities in excess of other assets (0.5)%		(26,465)

Net Assets 100.0%		$ 5,622,391

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Prudential Day One 2015 Fund
Schedule of Investments (unaudited) as of April 30, 2019
Description	Shares	Value
Long-Term Investments 91.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	144,751	$ 1,428,692
PGIM Global Real Estate Fund (Class R6)	26,097	659,731
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	9,189	109,437
PGIM QMA Commodity Strategies Fund (Class R6)	56,929	548,222
PGIM QMA International Developed Markets Index Fund (Class R6)	55,508	658,324
PGIM QMA Large-Cap Core Equity Fund (Class R6)	93,433	1,423,917
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	19,842	218,654
PGIM QMA US Broad Market Index Fund (Class R6)	57,262	767,317
PGIM TIPS Fund (Class R6)	270,800	2,637,587
PGIM Total Return Bond Fund (Class R6)	107,386	1,540,986

Total Long-Term Investments (cost $9,822,261)		9,992,867

Short-Term Investment 9.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,014,975)	1,014,975	1,014,975

TOTAL INVESTMENTS 100.2% (cost $10,837,236)(w)		11,007,842
Liabilities in excess of other assets (0.2)%		(23,266)

Net Assets 100.0%		$ 10,984,576

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Prudential Day One Funds

Prudential Day One 2020 Fund
Schedule of Investments (unaudited) as of April 30, 2019
Description	Shares	Value
Long-Term Investments 92.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	495,181	$ 4,887,437
PGIM Global Real Estate Fund (Class R6)	96,714	2,444,938
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	34,053	405,575
PGIM QMA Commodity Strategies Fund (Class R6)	210,977	2,031,710
PGIM QMA International Developed Markets Index Fund (Class R6)	239,997	2,846,364
PGIM QMA Large-Cap Core Equity Fund (Class R6)	452,805	6,900,751
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	73,533	810,338
PGIM QMA US Broad Market Index Fund (Class R6)	242,531	3,249,913
PGIM TIPS Fund (Class R6)	919,936	8,960,177
PGIM Total Return Bond Fund (Class R6)	341,117	4,895,024

Total Long-Term Investments (cost $36,744,464)		37,432,227

Short-Term Investment 8.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,270,494)	3,270,494	3,270,494

TOTAL INVESTMENTS 100.0% (cost $40,014,958)(w)		40,702,721
Liabilities in excess of other assets (0.0)%		(3,800)

Net Assets 100.0%		$ 40,698,921

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Prudential Day One 2025 Fund
Schedule of Investments (unaudited) as of April 30, 2019
Description	Shares	Value
Long-Term Investments 93.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	443,368	$ 4,376,040
PGIM Global Real Estate Fund (Class R6)	115,462	2,918,876
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	40,655	484,197
PGIM QMA Commodity Strategies Fund (Class R6)	251,875	2,425,553
PGIM QMA International Developed Markets Index Fund (Class R6)	368,382	4,369,014
PGIM QMA Large-Cap Core Equity Fund (Class R6)	604,179	9,207,694
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	87,788	967,425
PGIM QMA US Broad Market Index Fund (Class R6)	325,738	4,364,891
PGIM TIPS Fund (Class R6)	998,416	9,724,567
PGIM Total Return Bond Fund (Class R6)	441,165	6,330,724

Total Long-Term Investments (cost $44,207,041)		45,168,981

Short-Term Investment 7.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,413,443)(w)	3,413,443	3,413,443

TOTAL INVESTMENTS 100.0% (cost $47,620,484)		48,582,424
Other assets in excess of liabilities 0.0%		23,511

Net Assets 100.0%		$ 48,605,935

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Prudential Day One Funds

Prudential Day One 2030 Fund
Schedule of Investments (unaudited) as of April 30, 2019
Description	Shares	Value
Long-Term Investments 95.2%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	308,364	$ 3,043,550
PGIM Global Real Estate Fund (Class R6)	103,249	2,610,134
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	36,356	432,998
PGIM QMA Commodity Strategies Fund (Class R6)	180,191	1,735,235
PGIM QMA Emerging Markets Equity Fund (Class R6)	37,489	432,993
PGIM QMA International Developed Markets Index Fund (Class R6)	402,628	4,775,165
PGIM QMA Large-Cap Core Equity Fund (Class R6)	739,345	11,267,613
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	117,759	1,297,709
PGIM QMA US Broad Market Index Fund (Class R6)	420,754	5,638,097
PGIM TIPS Fund (Class R6)	535,689	5,217,611
PGIM Total Return Bond Fund (Class R6)	333,801	4,790,047

Total Long-Term Investments (cost $40,448,602)		41,241,152

Short-Term Investment 5.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,181,777)	2,181,777	2,181,777

TOTAL INVESTMENTS 100.2% (cost $42,630,379)(w)		43,422,929
Liabilities in excess of other assets (0.2)%		(79,602)

Net Assets 100.0%		$ 43,343,327

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Prudential Day One 2035 Fund
Schedule of Investments (unaudited) as of April 30, 2019
Description	Shares	Value
Long-Term Investments 98.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	152,785	$ 1,507,986
PGIM Global Real Estate Fund (Class R6)	59,681	1,508,744
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	50,437	600,700
PGIM QMA Commodity Strategies Fund (Class R6)	124,989	1,203,640
PGIM QMA Emerging Markets Equity Fund (Class R6)	78,012	901,039
PGIM QMA International Developed Markets Index Fund (Class R6)	330,059	3,914,502
PGIM QMA Large-Cap Core Equity Fund (Class R6)	572,020	8,717,591
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	108,912	1,200,213
PGIM QMA US Broad Market Index Fund (Class R6)	359,206	4,813,357
PGIM TIPS Fund (Class R6)	247,720	2,412,797
PGIM Total Return Bond Fund (Class R6)	189,444	2,718,528

Total Long-Term Investments (cost $28,991,004)		29,499,097

Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $638,891)	638,891	638,891

TOTAL INVESTMENTS 100.1% (cost $29,629,895)(w)		30,137,988
Liabilities in excess of other assets (0.1)%		(33,324)

Net Assets 100.0%		$ 30,104,664

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Prudential Day One Funds

Prudential Day One 2040 Fund
Schedule of Investments (unaudited) as of April 30, 2019
Description	Shares	Value
Long-Term Investments 99.4%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	109,548	$ 1,081,238
PGIM Global Real Estate Fund (Class R6)	53,490	1,352,227
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	67,808	807,598
PGIM QMA Commodity Strategies Fund (Class R6)	112,024	1,078,794
PGIM QMA Emerging Markets Equity Fund (Class R6)	93,228	1,076,785
PGIM QMA International Developed Markets Index Fund (Class R6)	341,334	4,048,223
PGIM QMA Large-Cap Core Equity Fund (Class R6)	512,691	7,813,418
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	146,426	1,613,613
PGIM QMA US Broad Market Index Fund (Class R6)	321,948	4,314,104
PGIM TIPS Fund (Class R6)	138,763	1,351,551
PGIM Total Return Bond Fund (Class R6)	150,924	2,165,764

Total Long-Term Investments (cost $26,173,996)		26,703,315

Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $310,537)	310,537	310,537

TOTAL INVESTMENTS 100.6% (cost $26,484,533)(w)		27,013,852
Liabilities in excess of other assets (0.6)%		(148,907)

Net Assets 100.0%		$ 26,864,945

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Prudential Day One 2045 Fund
Schedule of Investments (unaudited) as of April 30, 2019
Description	Shares	Value
Long-Term Investments 100.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	51,906	$ 512,316
PGIM Global Real Estate Fund (Class R6)	33,799	854,431
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	42,837	510,189
PGIM QMA Commodity Strategies Fund (Class R6)	53,078	511,144
PGIM QMA Emerging Markets Equity Fund (Class R6)	73,621	850,322
PGIM QMA International Developed Markets Index Fund (Class R6)	258,758	3,068,865
PGIM QMA Large-Cap Core Equity Fund (Class R6)	323,887	4,936,036
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	107,921	1,189,290
PGIM QMA US Broad Market Index Fund (Class R6)	216,098	2,895,711
PGIM TIPS Fund (Class R6)	35,067	341,552
PGIM Total Return Bond Fund (Class R6)	95,351	1,368,292

Total Long-Term Investments (cost $16,690,545)		17,038,148

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $43,000)	43,000	43,000

TOTAL INVESTMENTS 100.3% (cost $16,733,545)(w)		17,081,148
Liabilities in excess of other assets (0.3)%		(44,947)

Net Assets 100.0%		$ 17,036,201

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.

Prudential Day One Funds

Prudential Day One 2050 Fund
Schedule of Investments (unaudited) as of April 30, 2019
Description	Shares	Value
Long-Term Investments 100.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	20,106	$ 198,448
PGIM Global Real Estate Fund (Class R6)	19,638	496,457
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	33,188	395,270
PGIM QMA Commodity Strategies Fund (Class R6)	30,841	297,002
PGIM QMA Emerging Markets Equity Fund (Class R6)	51,334	592,910
PGIM QMA International Developed Markets Index Fund (Class R6)	158,704	1,882,231
PGIM QMA Large-Cap Core Equity Fund (Class R6)	181,708	2,769,230
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	71,668	789,782
PGIM QMA US Broad Market Index Fund (Class R6)	125,565	1,682,569
PGIM TIPS Fund (Class R6)	10,188	99,229
PGIM Total Return Bond Fund (Class R6)	48,476	695,631

Total Long-Term Investments (cost $9,640,117)		9,898,759

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $36,276)	36,276	36,276

TOTAL INVESTMENTS 101.3% (cost $9,676,393)(w)		9,935,035
Liabilities in excess of other assets (1.3)%		(126,625)

Net Assets 100.0%		$ 9,808,410

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Prudential Day One 2055 Fund
Schedule of Investments (unaudited) as of April 30, 2019
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	14,339	$ 362,488
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	30,289	360,739
PGIM QMA Commodity Strategies Fund (Class R6)	22,518	216,849
PGIM QMA Emerging Markets Equity Fund (Class R6)	49,973	577,187
PGIM QMA International Developed Markets Index Fund (Class R6)	128,072	1,518,935
PGIM QMA Large-Cap Core Equity Fund (Class R6)	127,930	1,949,654
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	58,866	648,700
PGIM QMA US Broad Market Index Fund (Class R6)	86,285	1,156,220
PGIM Total Return Bond Fund (Class R6)	30,339	435,365

Total Long-Term Investments (cost $7,086,833)		7,226,137

Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $34,100)	34,100	34,100

TOTAL INVESTMENTS 100.4% (cost $7,120,933)(w)		7,260,237
Liabilities in excess of other assets (0.4)%		(25,876)

Net Assets 100.0%		$ 7,234,361

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Prudential Day One Funds

Prudential Day One 2060 Fund
Schedule of Investments (unaudited) as of April 30, 2019
Description	Shares	Value
Long-Term Investments 101.4%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	3,596	$ 90,916
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	7,597	90,485
PGIM QMA Commodity Strategies Fund (Class R6)	5,648	54,391
PGIM QMA Emerging Markets Equity Fund (Class R6)	12,535	144,777
PGIM QMA International Developed Markets Index Fund (Class R6)	35,183	417,271
PGIM QMA Large-Cap Core Equity Fund (Class R6)	33,277	507,143
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	14,766	162,719
PGIM QMA US Broad Market Index Fund (Class R6)	21,643	290,010
PGIM Total Return Bond Fund (Class R6)	3,805	54,599

Total Long-Term Investments (cost $1,762,969)		1,812,311

Short-Term Investment 1.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $29,259)	29,259	29,259

TOTAL INVESTMENTS 103.0% (cost $1,792,228)(w)		1,841,570
Liabilities in excess of other assets (3.0)%		(53,223)

Net Assets 100.0%		$ 1,788,347

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.

Prudential Day One Income Fund
Schedule of Investments (unaudited) as of April 30, 2019
Description	Shares	Value
Long-Term Investments 90.1%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	136,758	$ 1,349,797
PGIM Global Real Estate Fund (Class R6)	22,895	578,787
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	8,061	96,010
PGIM QMA Commodity Strategies Fund (Class R6)	49,944	480,959
PGIM QMA International Developed Markets Index Fund (Class R6)	40,581	481,293
PGIM QMA Large-Cap Core Equity Fund (Class R6)	69,359	1,057,025
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	8,704	95,913
PGIM QMA US Broad Market Index Fund (Class R6)	43,060	577,004
PGIM TIPS Fund (Class R6)	257,371	2,506,795
PGIM Total Return Bond Fund (Class R6)	100,938	1,448,460

Total Long-Term Investments (cost $8,556,808)		8,672,043

Short-Term Investment 10.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $987,649)	987,649	987,649

TOTAL INVESTMENTS 100.4% (cost $9,544,457)(w)		9,659,692
Liabilities in excess of other assets (0.4)%		(39,601)

Net Assets 100.0%		$ 9,620,091

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Prudential Day One Funds

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) as of April 30, 2019
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks
Aerospace & Defense 4.4%
Airbus SE (France), ADR	34,231	$ 1,172,412
Boeing Co. (The)	19,231	7,263,356
Safran SA (France), ADR	55,511	2,025,874
Spirit AeroSystems Holdings, Inc. (Class A Stock)	7,085	615,687
		11,077,329
Airlines 0.8%
Delta Air Lines, Inc.	14,220	828,884
Southwest Airlines Co.	19,732	1,070,066
		1,898,950
Banks 0.3%
JPMorgan Chase & Co.	5,811	674,366
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc.*	19,116	2,602,261
Amgen, Inc.	19,852	3,559,861
Biogen, Inc.*	3,289	753,970
Regeneron Pharmaceuticals, Inc.*	3,322	1,139,911
		8,056,003
Capital Markets 0.5%
Evercore, Inc. (Class A Stock)	13,903	1,354,569
Chemicals 0.3%
Celanese Corp.	6,130	661,366
Consumer Finance 2.9%
American Express Co.	5,463	640,427
Discover Financial Services	25,416	2,071,150
OneMain Holdings, Inc.	34,334	1,166,326
Santander Consumer USA Holdings, Inc.(a)	59,066	1,261,059
Synchrony Financial	58,252	2,019,597
		7,158,559
Diversified Consumer Services 0.3%
H&R Block, Inc.	24,277	660,577

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Entertainment 4.3%
Netflix, Inc.*	17,136	$ 6,349,574
Walt Disney Co. (The)	31,493	4,313,596
		10,663,170
Equity Real Estate Investment Trusts (REITs) 0.9%
American Tower Corp.	8,820	1,722,546
Gaming & Leisure Properties, Inc.	15,464	624,436
		2,346,982
Food & Staples Retailing 2.6%
Costco Wholesale Corp.	21,880	5,372,197
Sysco Corp.	15,317	1,077,857
		6,450,054
Food Products 0.2%
McCormick & Co., Inc.	4,025	619,729
Health Care Equipment & Supplies 2.3%
Danaher Corp.	27,043	3,581,575
Edwards Lifesciences Corp.*	3,543	623,816
Intuitive Surgical, Inc.*	2,905	1,483,380
		5,688,771
Health Care Providers & Services 1.1%
HCA Healthcare, Inc.	17,087	2,173,979
UnitedHealth Group, Inc.	2,600	605,982
		2,779,961
Hotels, Restaurants & Leisure 1.6%
Chipotle Mexican Grill, Inc.*	4,724	3,250,301
Yum! Brands, Inc.	5,947	620,807
		3,871,108
Household Durables 0.3%
PulteGroup, Inc.	21,321	670,759

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Insurance 0.6%
Progressive Corp. (The)	19,598	$ 1,531,584
Interactive Media & Services 10.6%
Alphabet, Inc. (Class A Stock)*	9,844	11,802,562
Facebook, Inc. (Class A Stock)*	25,967	5,022,018
Match Group, Inc.(a)	18,513	1,118,185
Tencent Holdings Ltd. (China), ADR(a)	173,558	8,545,996
		26,488,761
Internet & Direct Marketing Retail 9.0%
Alibaba Group Holding Ltd. (China), ADR*	40,847	7,579,978
Amazon.com, Inc.*	5,871	11,310,599
eBay, Inc.	51,034	1,977,567
Wayfair, Inc. (Class A Stock)*	9,085	1,473,133
		22,341,277
IT Services 9.8%
Booz Allen Hamilton Holding Corp.	10,543	625,094
FleetCor Technologies, Inc.*	2,402	626,802
Mastercard, Inc. (Class A Stock)	40,152	10,208,245
PayPal Holdings, Inc.*	5,635	635,459
Square, Inc. (Class A Stock)*	19,247	1,401,567
VeriSign, Inc.*	3,233	638,356
Visa, Inc. (Class A Stock)	51,166	8,413,225
Western Union Co. (The)	96,396	1,873,938
		24,422,686
Life Sciences Tools & Services 3.3%
Bruker Corp.	16,146	623,236
Charles River Laboratories International, Inc.*	9,386	1,318,451
Illumina, Inc.*	14,186	4,426,032
Thermo Fisher Scientific, Inc.	6,914	1,918,289
		8,286,008
Machinery 1.1%
Caterpillar, Inc.	4,442	619,303
Cummins, Inc.	12,203	2,029,237
		2,648,540

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Media 1.9%
AMC Networks, Inc. (Class A Stock)*	31,475	$ 1,838,455
CBS Corp. (Class B Stock)	20,762	1,064,468
Omnicom Group, Inc.	21,942	1,756,018
		4,658,941
Personal Products 1.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	17,632	3,029,354
Herbalife Nutrition Ltd.*(a)	31,492	1,664,352
		4,693,706
Pharmaceuticals 2.1%
AstraZeneca PLC (United Kingdom), ADR	83,492	3,144,309
Merck & Co., Inc.	27,207	2,141,463
		5,285,772
Real Estate Management & Development 0.8%
CBRE Group, Inc. (Class A Stock)*	38,582	2,008,965
Road & Rail 0.2%
Union Pacific Corp.	3,543	627,253
Semiconductors & Semiconductor Equipment 4.0%
Broadcom, Inc.	15,548	4,950,483
Micron Technology, Inc.*	52,138	2,192,924
NVIDIA Corp.	6,421	1,162,201
QUALCOMM, Inc.	7,078	609,628
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	22,735	996,248
		9,911,484
Software 18.6%
Adobe, Inc.*	26,700	7,722,975
Cadence Design Systems, Inc.*	11,949	829,022
Citrix Systems, Inc.	7,377	744,782
Fair Isaac Corp.*	2,206	617,128
Intuit, Inc.	2,880	723,053
Microsoft Corp.	126,771	16,556,293
Oracle Corp.	37,147	2,055,344
salesforce.com, Inc.*	55,624	9,197,428

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Splunk, Inc.*	4,848	$ 669,218
Synopsys, Inc.*	5,150	623,562
VMware, Inc. (Class A Stock)(a)	10,464	2,136,016
Workday, Inc. (Class A Stock)*	21,708	4,463,816
		46,338,637
Specialty Retail 0.5%
Home Depot, Inc. (The)	3,054	622,100
Williams-Sonoma, Inc.	10,878	621,895
		1,243,995
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	34,572	6,937,563
Dell Technologies, Inc. (Class C Stock)*	23,518	1,585,349
		8,522,912
Textiles, Apparel & Luxury Goods 5.1%
Hanesbrands, Inc.	54,837	990,904
Kering SA (France), ADR	36,306	2,132,070
Lululemon Athletica, Inc.*	22,556	3,977,751
NIKE, Inc. (Class B Stock)	63,342	5,563,328
		12,664,053

Total Long-Term Investments (cost $164,981,975)		246,306,827

Short-Term Investments 7.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	447,113	447,113

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $17,366,745; includes $17,322,514 of cash collateral for securities on loan)(b)(w)	17,364,240	$ 17,369,449

Total Short-Term Investments (cost $17,813,858)		17,816,562

TOTAL INVESTMENTS 106.1% (cost $182,795,833)		264,123,389
Liabilities in excess of other assets (6.1)%		(15,071,078)

Net Assets 100.0%		$ 249,052,311

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,848,236; cash collateral of $17,322,514 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) as of April 30, 2019
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks
Aerospace & Defense 2.6%
Airbus SE (France), ADR	8,834	$ 302,564
Boeing Co. (The)	272	102,732
		405,296
Banks 10.3%
Bank of America Corp.	9,499	290,480
Citigroup, Inc.	2,369	167,488
JPMorgan Chase & Co.	3,139	364,281
PNC Financial Services Group, Inc. (The)	1,496	204,847
SunTrust Banks, Inc.	7,098	464,777
Wells Fargo & Co.	2,243	108,584
		1,600,457
Beverages 5.8%
Coca-Cola European Partners PLC (United Kingdom)	3,547	190,084
Diageo PLC (United Kingdom), ADR	1,386	233,735
PepsiCo, Inc.	3,670	469,943
		893,762
Chemicals 2.0%
Ecolab, Inc.	1,655	304,652
Commercial Services & Supplies 3.4%
Waste Connections, Inc.	2,308	214,113
Waste Management, Inc.	2,933	314,828
		528,941
Communications Equipment 1.0%
Cisco Systems, Inc.	2,717	152,016
Consumer Finance 1.7%
American Express Co.	2,281	267,402
Containers & Packaging 1.6%
Avery Dennison Corp.	2,251	249,073
Diversified Consumer Services 1.4%
Service Corp. International	5,221	217,246

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities 3.9%
American Electric Power Co., Inc.	3,582	$ 306,440
NextEra Energy, Inc.	1,562	303,715
		610,155
Electronic Equipment, Instruments & Components 1.7%
CDW Corp.	2,493	263,261
Equity Real Estate Investment Trusts (REITs) 4.9%
AvalonBay Communities, Inc.	1,142	229,462
Crown Castle International Corp.	1,780	223,888
Equinix, Inc.	668	303,740
		757,090
Food & Staples Retailing 1.9%
Walmart, Inc.	2,935	301,835
Food Products 2.2%
Hershey Co. (The)	2,713	338,718
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	5,240	416,895
Hotels, Restaurants & Leisure 2.7%
McDonald’s Corp.	2,121	419,046
Industrial Conglomerates 2.0%
Honeywell International, Inc.	1,810	314,270
IT Services 2.5%
Automatic Data Processing, Inc.	946	155,513
Mastercard, Inc. (Class A Stock)	924	234,918
		390,431
Life Sciences Tools & Services 2.1%
Thermo Fisher Scientific, Inc.	1,152	319,623
Media 2.6%
Comcast Corp. (Class A Stock)	9,402	409,269

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 4.0%
Ameren Corp.	2,038	$ 148,305
CMS Energy Corp.	1,607	89,269
Sempra Energy	2,968	379,756
		617,330
Oil, Gas & Consumable Fuels 5.9%
Chevron Corp.	2,388	286,704
ConocoPhillips	1,684	106,294
Kinder Morgan, Inc.	13,607	270,371
Suncor Energy, Inc. (Canada)	7,748	255,684
		919,053
Pharmaceuticals 7.6%
AstraZeneca PLC (United Kingdom), ADR	11,320	426,311
Eli Lilly & Co.	2,588	302,900
Merck & Co., Inc.	1,440	113,342
Zoetis, Inc.	3,300	336,072
		1,178,625
Road & Rail 3.1%
Norfolk Southern Corp.	2,394	488,424
Semiconductors & Semiconductor Equipment 9.4%
ASML Holding NV (Netherlands)	1,878	392,164
Broadcom, Inc.	1,515	482,376
QUALCOMM, Inc.	4,212	362,780
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	1,686	73,881
Texas Instruments, Inc.	656	77,296
Universal Display Corp.	480	76,608
		1,465,105
Software 3.5%
Intuit, Inc.	764	191,810
Microsoft Corp.	2,644	345,306
		537,116

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 3.4%
TJX Cos., Inc. (The)	4,937	$ 270,943
Tractor Supply Co.	2,487	257,404
		528,347
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	1,511	303,212
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc. (Class B Stock)	2,045	179,612

Total Long-Term Investments (cost $12,697,868)		15,376,262

Short-Term Investments 1.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	165,689	165,689
PGIM Institutional Money Market Fund(w)	44	44

Total Short-Term Investments (cost $165,733)		165,733

TOTAL INVESTMENTS 100.1% (cost $12,863,601)		15,541,995
Liabilities in excess of other assets (0.1)%		(16,240)

Net Assets 100.0%		$ 15,525,755

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Glossary
The following abbreviations are used in the preceding Portfolio’s descriptions:
ADR—American Depositary Receipt
REIT(s)—Real Estate Investment Trust(s)
Other information regarding the Funds is available in each Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).